SHORT-TERM BORROWINGS	6 Months Ended
Dec. 31, 2021
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

NOTE 15. SHORT-TERM BORROWINGS

Short-term borrowings due to third parties consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Short-term borrowings due to third parties:	RMB	(Unaudited)	(Unaudited)
Short-term borrowing, 15% annual interest, due on September 23, 2021*	¥230,000	¥—	$—
Short-term borrowing, interest-free, due on May 12, 2022*	200,000	—	—
Short-term borrowing, interest-free, due on June 21, 2022*	100,000	—	—
Short-term borrowing, interest-free, due on September 19, 2022	—	260,000	40,871
Total short-term borrowings due to third parties	¥530,000	¥260,000	$40,871

*    The Company repaid the loans in full.

Interest expense for short-term borrowings due to a third party were ¥15,699 and ¥nil for the six months ended December 31, 2020 and 2021, respectively.

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Short-term borrowings due to related parties:	RMB	(Unaudited)	(Unaudited)
Short-term borrowing from a Founder, 4.35% annual interest, due on December 21, 2021*	¥5,006,042	¥—	$—
Short-term borrowing from a Founder, 4.35% annual interest, due on March 25, 2022	4,000,000	4,000,000	628,790
Short-term borrowing from a Founder's family member, 0% annual interest, due on December 31, 2021*	670,000	—	—
Short-term borrowing from a Founder's family member, 0% annual interest, due on March 24, 2022	3,000,000	147,500	23,187
Short-term borrowing from a Founder, 4.30% annual interest, due on December 26, 2022	—	5,001,792	786,270
Total short-term borrowings due to related parties	¥12,676,042	¥9,149,292	$1,438,247

*    The Company repaid the loans in full on maturity date.

No short-term borrowings due to related parties were guaranteed or collateralized at June 30, 2021 and December 31, 2021.

Interest expense for short-term borrowings due to related parties were ¥234,675 and ¥193,442 ($30,409) for the six months ended December 31, 2020 and 2021, respectively.